Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 392,610	$ 397,262
Foreign currency translation adjustment	(5,299)	(4,652)
Goodwill, Ending Balance	$ 387,311	$ 392,610